Other Long Term Assets (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Other Assets, Noncurrent [Abstract]
Schedule of Other Long Term Assets

	As of December 31, 2023	As of March 31, 2023
Deposits	21,993	25,890
Advances	140,055	—
Interest accrued	13,591	9,249
Deferred tax assets (refer note 25)	160,309	82,345
	335,948	117,484

	As of March 31, 2023	As of March 31, 2022
Advances (net of doubtful advances of $92,244 as of March 31, 2023 and $100,036 as of March 31, 2022)	—	216,291
Deposits	25,890	18,065
Interest accrued	9,249	14,624
Balances with statutory authorities	—	20,516
Deferred tax assets (refer note 21)	82,345	70,103
	117,484	339,598

Advances include:

1) Advances include long term loan and advances given to related parties of USD NIL and $198,757 as of March 31, 2023 and 2022, respectively.